Obligations under Capital Leases and Other (Tables)	12 Months Ended
Sep. 30, 2013
Leases [Abstract]
Schedule Of Capital Lease Obligation
The Company has entered into capital leasing and other obligation arrangements related to leasehold improvements, office furniture and equipment:

	September 30, 2013
	Aggregate Due	Less Imputed Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $71 including imputed interest ranging from 5.0% - 22.7%; due to mature between 2013 - 2027; secured by assets with an aggregate carrying amount of $4,674.	$6,946	$2,320	$4,626
Less current portion	1,612	427	1,185
	$5,334	$1,893	$3,441

	September 30, 2012
	Aggregate Due	Less Imputed Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	$7,281	$2,493	$4,788
Less current portion	1,565	385	1,180
	$5,716	$2,108	$3,608

Schedule of Future Minimum Lease Payments for Capital Leases
The capital lease and other obligation repayments are due as follows:

	Aggregate Due	Less Imputed Interest	Net
2014	$1,612	$427	$1,185
2015	973	326	647
2016	855	256	599
2017	506	203	303
2018	300	184	116
2019 and thereafter	2,699	923	1,776
	$6,945	$2,319	$4,626